Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Deposits and Other Receivables

Deposits and other receivables consisted of the following:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Rental receivable	$13,193	$2,020
Less: allowance for doubtful accounts	-	-
Total deposits and other receivables, net	$13,193	$2,020

Tang Dynasty Investment Group Limited [Member]
Schedule of Deposits and Other Receivables

Deposits and other receivables consisted of the following:

December 31, 2017

Rental receivable	$13,193
Deposits paid	26,246
Less: allowance for doubtful accounts	-
Total deposits and other receivables, net	$39,439